UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2011

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Filament, LLC
       Address: 701 Pike Street, STE 2225
             	Seattle, WA 98126


       Form 13F File Number: 028-

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	S. John Goodwin
       Title:	Chief Compliance Officer
       Phone:	(206) 436-2300

       Signature, Place, and Date of Signing:

                S. John Goodwin       Seattle, WA         6/22/12
                [Signature]           [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  0

       Form 13F Information Table Entry Total:	  28

       Form 13F Information Table Value Total:	  160,058
                                                 (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Barkerville Gold                                067642108       46    58500 SH       Sole                    58500
Cisco Sys Inc Com                               17275R102      791    43757 SH       Sole                    43757
Dejour Energy                                   244866208      161   309300 SH       Sole                   309300
Enbridge Inc Com                                29250N105      224     6000 SH       Sole                     6000
Innovative Solutions & Support                  45769N105       58    16870 SH       Sole                    16870
Lynas Corporation Ord                           q5683j103      407   380000 SH       Sole                   380000
Marchex Inc Cl B                                56624r108      487    77985 SH       Sole                    77985
Microsoft Corp Com                              594918104     3415   131562 SH       Sole                   131562
Orbitz Worldwide Inc Com                        68557K109       94    25000 SH       Sole                    25000
Realnetworks Inc Com                            75605L104      163    21706 SH       Sole                    21706
Searchlight Minerals New                        812224202       19    30000 SH       Sole                    30000
Silver Bull Resources, Inc.                     827458100       68   126628 SH       Sole                   126628
iShares Lehman Aggregate Bd                     464287226     1754    15907 SH       Sole                    15907
iShares Lehman Short Treasury                   464288679      211     1910 SH       Sole                     1910
iShares MSCI Canada Index                       464286509     2733   102750 SH       Sole                   102750
iShares MSCI EAFE Idx Fd                        464287465    16015   323335 SH       Sole                   323335
iShares MSCI Emerg Mkts Idx Fd                  464287234     1886    49699 SH       Sole                    49699
iShares Russell 1000 Index Fun                  464287622     2081    29995 SH       Sole                    29995
iShares Russell 2000 Index Fun                  464287655      768    10407 SH       Sole                    10407
iShares Russell 3000 Index Fun                  464287689     8910   120113 SH       Sole                   120113
iShares S&P Europe 350                          464287861      822    24365 SH       Sole                    24365
iShares Trust S&P 500                                          246     1950 SH       Sole                     1950
Vanguard Emerging Markets                       922042858     1935    50646 SH       Sole                    50646
Vanguard Europe Pacific                         921943858    18405   600881 SH       Sole                   600881
Vanguard FTSE All World Ex US                   922042775    55599  1402235 SH       Sole                  1402235
Vanguard REIT Index ETF                         922908553      344     5927 SH       Sole                     5927
Vanguard Total Bond Market                      921937835    15354   183793 SH       Sole                   183793
Vanguard Total Stock Market                     922908769    27062   420875 SH       Sole                   420875